Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events

14. Subsequent Events

(a)	Issuance of Stock Options: On January 1, 2021, the Company granted to an officer of the Company stock options to purchase 120,000 of the Company’s common shares as a remuneration which can be realized only when the stock price increases for the purpose of encouraging the commitment to corporate value expansion. The stock options are exercisable at a price range between of $10.0 and $30.0 per share, for a term of five years. The terms of the stock options granted are in accordance with the Company’s Equity Incentive Plan.